GOODWILL AND INTANGIBLE ASSETS - Summary of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 8,405	$ 8,405
Accumulated amortization	(2,472)	(1,382)
Patents
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,916	2,916
Accumulated amortization	(1,042)	(891)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,610	2,610
Accumulated amortization	(783)	(261)
Software technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,650	2,650
Accumulated amortization	(568)	(189)
Trademark
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	129	129
Accumulated amortization	(28)	(9)
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	100	100
Accumulated amortization	$ (51)	$ (32)